This Supplement is filed pursuant to Rule 497(d) with regard to Defind Asset Funds Municipal Defined Fund. Series 4

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                       SUPPLEMENT DATED DECEMBER 18, 1998
                     TO PROSPECTUS DATED  OCTOBER 20, 1998
                      OF MUNICIPAL DEFINED FUND SERIES  4

The figures in the Example on page 4 should be revised as follows:

If you sell your units at the end of the period:

             1 YEAR       3 YEARS       5 YEARS        10 YEARS
              $321          $343          $368           $442

If you do not sell your units:

             1 YEAR       3 YEARS       5 YEARS        10 YEARS
              $226          $343          $368           $442

                                                                    70148--12/98